Note 8 - Employee Costs Payable (Details) (USD $)	Nov. 30, 2014	Nov. 30, 2013
Note 8 - Employee Costs Payable (Details) [Line Items]
Employee-related Liabilities, Current	$ 181,204	$ 508,616
Principal Shareholders, Directors, and Executive Officers [Member]
Note 8 - Employee Costs Payable (Details) [Line Items]
Employee-related Liabilities, Current		336,327
Certain Employees [Member]
Note 8 - Employee Costs Payable (Details) [Line Items]
Employee-related Liabilities, Current	$ 181,204	$ 172,289